CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Per Share data, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Revenue	$ 39,948	$ 41,319	$ 45,476	$ 44,432
Cost of goods sold	30,601	31,388	34,466	33,491
Restructuring charges - cost of goods sold	1	19	19	9
Gross profit	9,346	9,912	10,991	10,932
Selling, general and administrative expenses	8,226	7,990	8,762	8,514
Restructuring charges	414	24	29	138
Goodwill impairments	822	0	0	0
Operating income (loss)	(116)	1,898	2,200	2,280
Other income (expense)
Gain on sale of investments	0	55	55	0
Investment income and other	20	23	22	28
Interest expense	(100)	(101)	(111)	(61)
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates	(196)	1,875	2,166	2,247
Income tax expense	270	658	742	784
Equity in income of affiliates	0	0	0	2
Net earnings (loss) from continuing operations	(466)	1,217	1,424	1,465
Gain (loss) from discontinued operations (Note 4), net of tax of $38, $119, $122 and $70	46	(1,394)	(1,402)	(99)
Net earnings (loss) including noncontrolling interests	(420)	(177)	22	1,366
Net earnings from continuing operations attributable to noncontrolling interests	(2)	(3)	(3)	(2)
Net earnings from discontinued operations attributable to noncontrolling interests	(19)	(1,245)	(1,250)	(87)
Net earnings (loss) attributable to Best Buy Co., Inc. shareholders	$ (441)	$ (1,425)	$ (1,231)	$ 1,277
Basic earnings (loss) per share attributable to Best Buy Co., Inc. shareholders
Continuing operations (in dollars per share)	$ (1.38)	$ 3.26	$ 3.88	$ 3.60
Discontinued operations (in dollars per share)	$ 0.08	$ (7.09)	$ (7.24)	$ (0.46)
Basic earnings (loss) (in dollars per share)	$ (1.30)	$ (3.83)	$ (3.36)	$ 3.14
Diluted earnings (loss) per share attributable to Best Buy Co., Inc. shareholders
Continuing operations (in dollars per share)	$ (1.38)	$ 3.19	$ 3.81	$ 3.53
Discontinued operations (in dollars per share)	$ 0.08	$ (6.91)	$ (7.08)	$ (0.45)
Diluted earnings (loss) (in dollars per share)	$ (1.30)	$ (3.72)	$ (3.27)	$ 3.08
Weighted-average common shares outstanding (in millions)
Basic (in shares)	338.6	372.5	366.3	406.1
Diluted (in shares)	338.6	382.0	374.5	416.5